UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21075

                   DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
               (Exact name of Registrant as specified in charter)

                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 922-6000


Date of fiscal year end:        04/30


Date of reporting period:       04/30/03

                                  FORM N-CSR


ITEM 1. REPORTS TO STOCKHOLDERS.

Dreyfus
Institutional Cash
Advantage Fund


ANNUAL REPORT April 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter to Shareholders

                             5   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            11   Notes to Financial Statements

                            16   Report of Independent Auditors

                            17   Proxy Results

                            18   Board Members Information

                            20   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Institutional
                                                            Cash Advantage Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Cash Advantage Fund covers the period between the fund's inception on June 3, 2002 and the end of its annual reporting period on April 30, 2003. During the reporting period, the fund produced yields of 1.39% for Administrative shares, 1.06% for Participant shares, 1.46% for Institutional shares and 1.21% for Investor shares. Taking into account the effects of compounding, the fund produced effective yields of 1.40% for Administrative shares, 1.06% for Participant shares, 1.47% for Institutional shares and 1.22% for Investor shares.(1)

The Economy

When the fund began operations in early June 2002, it had become apparent to investors that the recovery of the U.S. economy would be weaker than they previously had hoped. Despite the Federal Reserve Board's (the "Fed") aggressive interest-rate reduction campaign in 2001, jobless claims had increased during the spring of 2002, and consumer spending began to slow. In fact, the economic growth rate for the second quarter of 2002 declined to just 1.3% from a more robust 5.0% annualized rate in the first quarter of the year.

 During the summer of 2002, the economy continued to generate mixed signals. For example, low interest rates spurred mortgage-refinancing activity, putting cash in consumers' pockets. However, corporate spending remained weak, and the stock market remained volatile. Ultimately, negative economic influences overshadowed positive ones, as corporate scandals, weaker corporate earnings, an uncertain consumer and heightened international tensions took their toll. As a result, at its August meeting, the Fed shifted its bias from neutral to a more accommodative stance, suggesting that it was prepared to reduce interest rates further to stimulate renewed economic growth. Investors who previously had expected eventual rate hikes as the economy recovered began to believe that further rate cuts to prevent a double-dip recession was a more likely scenario.

The economy lost jobs in September, and a key index of manufacturing output suggested continuing economic weakness. In October, consumer confidence dropped to a nine-year low, and the unemployment rate rose along with jobless claims. The stock market continued its decline, reaching its lowest levels of the reporting period, and the third quarter's annualized GDP growth rate of 4% was weaker than anticipated.

In early November, the Fed implemented its only interest-rate reduction of the reporting period, cutting the federal funds rate by a larger-than-expected 50 basis points. In comments explaining the move, the Fed suggested that the economy had reached a "soft spot" because of rising international tensions and corporate scandals.

After the Fed took action, the economy showed some signs of improvement. Retail sales in November came in higher than most analysts had expected, and the stock market rallied while consumer confidence improved. Nonetheless, the fourth quarter's GDP growth rate fell to an estimated annualized rate of just 1.4%. Overall, the U.S. economy was estimated to have grown 2.4% in 2002.

During the first quarter of 2003, the Fed kept the federal funds rate unchanged at 1.25%. In March, the outbreak of hostilities in Iraq clouded the economic picture further, and corporations and consumers apparently chose to wait for the war's resolution before committing to additional spending and investment. In fact, the Fed took the unusual step at its March 2003 meeting of declining to commit to a position on the risks pertaining to the economy. It stressed that war-related uncertainty was so great that it could not adequately assess the economic risks. Nonetheless, as the conflict progressed, the market's focus appeared to shift toward expectations of a quick resolution to the war. However, investors generally continued to hold steady and did not make major commitments
to    longer-term    investments.

As the war began winding down in April, investors' attention returned to the weak U.S. economy. The manufacturing sector contracted in April, and the unemployment rate rose to 6% , suggesting that businesses were reluctant to resume hiring and production. In addition,
                                                                        The Fund

LETTER TO SHAREHOLDERS (CONTINUED)

uncertainty remained as to the prospects for continued spending among consumers. Initial estimates of U.S. economic growth for the first quarter of 2003 came in at a relatively disappointing 1.6%.

Market Environment/Portfolio Focus

Despite the war's quick resolution, we believe that questions remain about the economy's strength and whether consumers will continue to support a recovery. In our view, these questions are likely to keep the market volatile and cautious. Of course, a change in investment strategy may be necessitated by developing market conditions.





Patricia A. Larkin
Senior Portfolio Manager
May 15, 2003
New York, N.Y.

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



STATEMENT OF INVESTMENTS

April 30, 2003

                                                                                            Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--45.0%                                             Amount ($)                    Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

ABN-AMRO Bank N.V. (Yankee)

   1.24%, 5/16/2003                                                                          10,000,000               10,000,000

American Express Centurion Bank

   1.25%, 5/9/2003                                                                           10,000,000               10,000,000

Citibank N.A.

   1.26%, 5/6/2003                                                                           10,000,000               10,000,000

Credit Agricole Indosuez S.A. (Yankee)

   1.25%, 6/24/2003                                                                          10,000,000               10,000,000

Credit Lyonnais N.A. Inc. (Yankee)

   1.27%, 5/5/2003                                                                           10,000,000               10,000,000

Danske Bank A/S (Yankee)

   1.26%, 5/2/2003                                                                           10,000,000                9,999,998

Depfa Bank PLC (London)

   1.28%, 5/22/2003                                                                          10,000,000               10,000,000

First Tennessee Bank N.A.

   1.25%, 6/24/2003                                                                          10,000,000               10,000,000

Harris Trust & Savings Bank

   1.25%, 7/23/2003                                                                          10,000,000               10,000,000

Landesbank Hessen-Thuringen Girozentrale (London)

   1.30%, 7/15/2003                                                                          10,000,000               10,000,208

Lloyds TSB Bank PLC (London)

   1.25%, 5/28/2003                                                                          10,000,000               10,000,000

State Street Bank and Trust Co.

   1.23%, 5/7/2003                                                                           10,000,000               10,000,000

Svenska Handelsbanken (Yankee)

   1.25%, 6/24/2003                                                                          10,000,000               10,000,000

Wells Fargo Bank N.A.

   1.25%, 6/6/2003                                                                           10,000,000                9,999,890

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $140,000,096)                                                                                               140,000,096

COMMERCIAL PAPER--16.1%

Barclays U.S. Funding Corp.

   1.25%, 5/9/2003                                                                           10,000,000                9,997,233

FCAR Owner Trust

   1.25%, 5/13/2003                                                                          10,000,000                9,995,833

General Electric Capital Corp.

   1.26%, 5/5/2003                                                                           10,000,000                9,998,600

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                            Principal
COMMERCIAL PAPER (CONTINUED)                                                               Amount ($)                  Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

HBOS Treasury Services PLC

   1.25%, 5/23/2003                                                                          10,000,000                9,992,361

Spintab AB

   1.31%, 5/15/2003                                                                          10,000,000                9,994,944

TOTAL COMMERCIAL PAPER

   (cost $49,978,971)                                                                                                 49,978,971

PROMISSORY NOTE--3.2%

Goldman Sachs Group Inc.

  1.70%, 11/24/2003

   (cost $10,000,000)                                                                        10,000,000  (a)          10,000,000

U.S. GOVERNMENT AGENCIES--35.7%

Federal Home Loan Banks, Notes

   1.25%, 5/1/2003                                                                           61,210,000               61,210,000

Student Loan Marketing Association, Notes

   1.25%, 5/1/2003                                                                           50,000,000               50,000,000

TOTAL U.S. GOVERNMENT AGENCIES

   (cost $111,210,000)                                                                                               111,210,000

TOTAL INVESTMENTS (cost $311,189,067)                                                            100.0%              311,189,067

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (0.0%)                (107,393)

NET ASSETS                                                                                       100.0%              311,081,674

(A)  THESE NOTES WERE ACQUIRED FOR INVESTMENT, NOT WITH THE INTENT TO DISTRIBUTE
OR SELL. SECURITY RESTRICTED AS TO PUBLIC RESALE. THIS SECURITY WAS ACQUIRED ON
11/4/2002 AT A COST OF $10,000,000. AT APRIL 30, 2003, THE AGGREGATE VALUE OF
THIS SECURITY WAS $10,000,000 OR 3.2% OF NET ASSETS AND IS VALUED AT AMORTIZED
COST.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003

                                                             Cost          Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           311,189,067   311,189,067

Interest receivable                                                     237,079

                                                                    311,426,146

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            13,601

Cash overdraft due to Custodian                                         330,871

                                                                        344,472

NET ASSETS ($)                                                      311,081,674

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     311,085,687

Accumulated net realized gain (loss) on investments                     (4,013)

NET ASSETS ($)                                                      311,081,674

NET ASSET VALUE PER SHARE


INSTITUTIONAL ADVANTAGE SHARES

  Net Assets ($)                                                   311,005,839

  Shares Outstanding                                               311,009,852

  NET ASSET VALUE PER SHARE ($)                                           1.00

ADMINISTRATIVE ADVANTAGE SHARES

  Net Assets ($)                                                        25,318

  Shares Outstanding                                                    25,318

  NET ASSET VALUE PER SHARE ($)                                           1.00

INVESTOR ADVANTAGE SHARES

  Net Assets ($)                                                        25,276

  Shares Outstanding                                                    25,276

  NET ASSET VALUE PER SHARE ($)                                           1.00

PARTICIPANT ADVANTAGE SHARES

  Net Assets ($)                                                        25,241

  Shares Outstanding                                                    25,241

  NET ASSET VALUE PER SHARE ($)                                           1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

From June 3, 2002 (commencement of operations) to April 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      3,281,864

EXPENSES:

Management fee--Note 2(a)                                              229,599

Shareholder servicing costs--Note 2(b)                                 114,800

Distribution fees--Note 2(c)                                               165

TOTAL EXPENSES                                                         344,564

Less--reduction in management fee
  due to undertaking--Note 2(a)                                      (229,599)

NET EXPENSES                                                           114,965

INVESTMENT INCOME--NET                                               3,166,899

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                 (4,013)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 3,162,886

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

From June 3, 2002 (commencement of operations) to April 30, 2003

--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                               3,166,899

Net realized gain (loss) on investments                                (4,013)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                          3,162,886

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

  Institutional Advantage shares                                   (3,166,064)

  Administrative Advantage shares                                        (318)

  Investor Advantage shares                                              (276)

  Participant Advantage shares                                           (241)

TOTAL DIVIDENDS                                                    (3,166,899)

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

  Institutional Advantage shares                                 3,571,854,462

  Administrative Advantage shares                                       12,500

  Investor Advantage shares                                             12,500

  Participant Advantage shares                                          12,500

Dividends reinvested:

  Institutional Advantage shares                                           504

  Administrative Advantage shares                                          318

  Investor Advantage shares                                                276

  Participant Advantage shares                                             241

Cost of shares redeemed:

  Institutional Advantage shares                               (3,260,857,614)

INCREASE (DECREASE) IN NET ASSETS FROM
  BENEFICIAL INTEREST TRANSACTIONS                                 311,035,687

TOTAL INCREASE (DECREASE) IN NET ASSETS                            311,031,674

NET ASSETS ($):

Beginning of Period                                                     50,000

END OF PERIOD                                                      311,081,674

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period from June 3, 2002 (commencement of operations) to April 30, 2003. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                           Institutional           Administrative              Investor             Participant
                                               Advantage                Advantage             Advantage               Advantage
                                                  Shares                   Shares                Shares                  Shares
                                            Period Ended             Period Ended          Period Ended            Period Ended
                                          April 30, 2003           April 30, 2003         April 30, 2003         April 30, 2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                              1.00                     1.00                  1.00              1.00

Investment Operations:

Investment income--net                               .013                     .013                  .011              .010

Distributions:

Dividends from investment
   income--net                                      (.013)                   (.013)                (.011)            (.010)

Net asset value,
   end of period                                    1.00                     1.00                  1.00              1.00

TOTAL RETURN (%)                                    1.46(a)                  1.40(a)               1.21(a)           1.06(a)

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                .05(a)                   .12(a)                .30(a)            .45(a)

Ratio of net investment
   income to average net assets                     1.38(a)                  1.31(a)               1.13(a)            .98(a)

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                           .10(a)                   .10(a)                .10(a)            .10(a)

Net Assets, end of period
   ($x 1,000)                                    311,006                       25                    25                25

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus   Institutional  Cash  Advantage  Fund  (the  "fund" ) is  a  separate, diversified series of Dreyfus Institutional Cash Advantage Funds (the "Company") .. The Company had no operations until June 3, 2002 (commencement of operations) other than matters relating to its organization and registration as a open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), and the Securities Act of 1933 and the sale and issuance of 12,500 shares of Beneficial Interest ("Initial shares") of each of
Institutional   Advantage,  Administrative  Advantage,  Investor  Advantage  and
Participant Advantage shares of the fund to MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation. The Company operates as a series company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At April 30, 2003, 100% of the fund's Institutional Advantage shares were held by other Dreyfus funds. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. The Manager also serves as administrator for the fund.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge. The fund offers the following classes of shares: Institutional Advantage shares, Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares. Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2003, MBC Investment Corp., an indirect subsidiary of Mellon Financial Corporation, held all the outstanding shares of Administrative Advantage, Investor Advantage and Participant Advantage shares of the fund.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, in accordance with Rule 2A-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.


(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $4,013 is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003 was all ordinary income.

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with:
Affiliates

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly.

The Manager has agreed to pay all of the fund's expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members and extraordinary expenses. The Manager had undertaken from June 3, 2002 through April 30, 2003 to waive management fee. The reduction in management fee pursuant to the undertaking, amounted to $229,599 during the period ended April 30, 2003.

(B) As compensation for the Manager's services under the Administration Agreement, the Company has agreed to pay the
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Manager a monthly administration fee at the annual rate .05% of the value of each fund's average daily net assets.

(C) Under the fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .07, .25 and .40 of 1% of the value of the average daily net assets of the fund's Administrative Advantage
shares,   Investor   Advantage   shares,   and  Participant  Advantage  shares,
respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund' s, Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2003, the fund's Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $16, $58 and $91, respectively, pursuant to the Plan.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Through December 31, 2002, each Board member who was not an "affiliated person" as defined in the Act received an annual fee of $25,000 and an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings. Effective January 1, 2003, the number of funds in the Fund Group comprising the fund increased, and the annual fee was increased to $60,000 while the attendance fee was increased to $7,500 for each in-person meeting. These fees are allocated among the funds in the Fund Group in proportion to each fund' s relative net assets. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 3--Capital Share Transactions:

The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of the fund's Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage shares.

                                                             The Fund

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees

Dreyfus Institutional Cash Advantage Fund

We have audited the accompanying statement of assets and liabilities, of Dreyfus Institutional Cash Advantage Fund (one of the series comprising Dreyfus
Institutional Cash Advantage Funds) including the statement of investments, as of April 30, 2003, and the related statements of operations, changes in net assets and financial highlights for the period from June 3, 2002 (commencement of operations) to April 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of April 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Fund at April 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the period from June 3, 2002 (commencement of operations) to April 30, 2003 in conformity with accounting principles generally accepted in the United States.


New York, New York

June 9, 2003



PROXY RESULTS (Unaudited)

Dreyfus Institutional Cash Advantage Funds (the "Company" ) held a special meeting of shareholders on December 18, 2002. The proposal considered at the meeting, and the results, are as follows:

                                                                                                       Shares
                                                                                   -------------------------------------------------
                                                                                          For                 Authority Withheld
                                                                                   -------------------------------------------------

To elect additional Board members:

   David W. Burke                                                                  627,047,979                                 0

   Whitney I. Gerard                                                               627,047,979                                 0

   Arthur A. Hartman                                                               627,047,979                                 0

   George L. Perry                                                                 627,047,979                                 0

Joseph S. DiMartino, Clifford L. Alexander, Jr. and Lucy Wilson Benson continued as Trustees of the Company after the shareholders meeting.

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (59)

CHAIRMAN OF THE BOARD (2002)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities,

 paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

CLIFFORD L. ALEXANDER, JR. (69)

BOARD MEMBER (2002)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-present)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

LUCY WILSON BENSON (75)

BOARD MEMBER (2002)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Benson and Associates, consultants to business and government (1980-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The International Executive Services Corps., Director

* Citizens Network for Foreign Affairs, Vice Chairperson

* Council on Foreign Relations, Member

* Lafayette College Board of Trustees, Vice Chairperson Emeritus

* Atlantic Council of the U.S., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 44


DAVID W. BURKE (67)

BOARD MEMBER (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* John F. Kennedy Library Foundation, Director

* U.S.S. Constitution Museum, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 87

                              --------------

WHITNEY I. GERARD (68)

BOARD MEMBER (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Partner of Chadbourne & Parke LLP

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

ARTHUR A. HARTMAN (77)

BOARD MEMBER (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia
  Fund

* Advisory Council Member to Barings Vostok

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* APCO Associates, Inc., Senior Consultant

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

GEORGE L. PERRY (69)

BOARD MEMBER (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Economist and Senior Fellow at Brookings Institution

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* State Farm Mutual Automobile Association, Director

* State Farm Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE APRIL 2002.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 191 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 191 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

CHARLES CARDONA, EXECUTIVE VICE PRESIDENT SINCE APRIL 2002.

     Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 investment companies (comprised of 16 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, VICE PRESIDENT SINCE APRIL 2002.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE APRIL 2002.

     Associate General Counsel of the Manager, and an officer of 24 investment companies (comprised of 87 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since October 1990.

ROBERT R. MULLERY, ASSISTANT SECRETARY SINCE JANUARY 2003.

     Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 63 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since May 1986.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE APRIL 2002.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

JAMES WINDELS, TREASURER SINCE APRIL 2002.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.


MICHAEL CONDON, ASSISTANT TREASURER SINCE APRIL 2002.

     Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 41 years old and had been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE APRIL 2002.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002.

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

                                                             The Fund

                      For More Information

                        Dreyfus Institutional
                        Cash Advantage Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager and Administrator

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  093AR0403


      Dreyfus
      Institutional Cash
      Advantage Plus Fund

      ANNUAL REPORT April 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter to Shareholders

                             5   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            11   Notes to Financial Statements

                            16   Report of Independent Auditors

                            17   Proxy Results

                            18   Board Members Information

                            20   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Institutional
                                                       Cash Advantage Plus Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Cash Advantage Plus Fund covers the period between the fund's inception on June 3, 2002 and the end of its annual reporting period on April 30, 2003. During the reporting period, the fund produced yields of 1.38% for Administrative shares, 1.05% for Participant shares, 1.45% for Institutional shares and 1.21% for Investor shares. Taking into account the effects of compounding, the fund produced effective yields of 1.39% for Administrative shares, 1.06% for Participant shares, 1.46% for
Institutional    shares    and    1.21%    for    Investor    shares.(1)

The Economy

When the fund began operations in early June 2002, it had become apparent to investors that the recovery of the U.S. economy would be weaker than they previously had hoped. Despite the Federal Reserve Board's (the "Fed") aggressive interest-rate reduction campaign in 2001, jobless claims had increased during the spring of 2002, and consumer spending began to slow. In fact, the economic growth rate for the second quarter of 2002 declined to just 1.3% from a more robust 5.0% annualized rate in the first quarter of the year.

During the summer of 2002, the economy continued to generate mixed signals. For example, low interest rates spurred mortgage-refinancing activity, putting cash in consumers' pockets. However, corporate spending remained weak, and the stock market remained volatile. Ultimately, negative economic influences overshadowed positive ones, as corporate scandals, weaker corporate earnings, an uncertain consumer and heightened international tensions took their toll. As a result, at its August meeting, the Fed shifted its bias from neutral to a more accommodative stance, suggesting that it was prepared to reduce interest rates further to stimulate renewed economic growth. Investors who previously had expected eventual rate hikes as the economy recovered began to believe that further rate cuts to prevent a double-dip recession was a more likely scenario.



The economy lost jobs in September, and a key index of manufacturing output suggested continuing economic weakness. In October, consumer confidence dropped to a nine-year low, and the unemployment rate rose along with jobless claims. The stock market continued its decline, reaching its lowest levels of the reporting period, and the third quarter's annualized GDP growth rate of 4% was weaker than anticipated.

In early November, the Fed implemented its only interest-rate reduction of the reporting period, cutting the federal funds rate by a larger-than-expected 50 basis points. In comments explaining the move, the Fed suggested that the economy had reached a "soft spot" because of rising international tensions and
corporate    scandals.

After the Fed took action, the economy showed some signs of improvement. Retail sales in November came in higher than most analysts had expected, and the stock market rallied while consumer confidence improved. Nonetheless, the fourth quarter' s GDP growth rate fell to an estimated annualized rate of just 1.4%. Overall, the U.S. economy was estimated to have grown 2.4% in 2002.

During the first quarter of 2003, the Fed kept the federal funds rate unchanged at 1.25% . In March, the outbreak of hostilities in Iraq clouded the economic picture further, and corporations and consumers apparently chose to wait for the war' s resolution before committing to additional spending and investment. In fact, the Fed took the unusual step at its March 2003 meeting of declining to commit to a position on the risks pertaining to the economy. It stressed that war-related uncertainty was so great that it could not adequately assess the economic risks. Nonetheless, as the conflict progressed, the market's focus appeared to shift toward expectations of a quick resolution to the war. However, investors generally continued to hold steady and did not make major commitments
to    longer-term    investments.

As the war began winding down in April, investors' attention returned to the weak U.S. economy. The manufacturing sector contracted in April, and the unemployment rate rose to 6% , suggesting that businesses were reluctant to resume hiring and production. In addition,
                                                                        The Fund

LETTER TO SHAREHOLDERS (CONTINUED)

uncertainty remained as to the prospects for continued spending among consumers. Initial estimates of U.S. economic growth for the first quarter of 2003 came in at a relatively disappointing 1.6%.

Market Environment/Portfolio Focus

Despite the war's quick resolution, we believe that questions remain about the economy's strength and whether consumers will continue to support a recovery. In our view, these questions are likely to keep the market volatile and cautious. Of course, a change in investment strategy may be necessitated by developing market conditions.





Patricia A. Larkin
Senior Portfolio Manager
May 15, 2003
New York, N.Y.

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



STATEMENT OF INVESTMENTS

April 30, 2003

                                                                                            Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--41.8%                                             Amount ($)                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

ABN-AMRO Bank N.V. (Yankee)

   1.24%, 5/16/2003                                                                          10,000,000               10,000,000

American Express Centurion Bank

   1.25%, 5/9/2003                                                                           10,000,000               10,000,000

Citibank N.A.

   1.26%, 5/6/2003                                                                           10,000,000               10,000,000

Credit Lyonnais N.A. Inc (Yankee)

   1.27%, 5/5/2003                                                                           10,000,000               10,000,000

Danske Bank A/S (Yankee)

   1.26%, 5/2/2003                                                                           10,000,000                9,999,998

Depfa Bank PLC (London)

   1.28%, 5/22/2003                                                                          10,000,000               10,000,000

First Tennessee Bank N.A.

   1.25%, 6/24/2003                                                                          10,000,000               10,000,000

Harris Trust & Savings Bank

   1.25%, 7/23/2003                                                                          10,000,000               10,000,000

Landesbank Hessen-Thueringen
   Girozentrale (London)

   1.30%, 7/15/2003                                                                          10,000,000               10,000,208

Lloyds TSB Bank PLC (London)

   1.25%, 5/28/2003                                                                          10,000,000               10,000,000

State Street Bank & Trust Co.

   1.23%, 5/7/2003                                                                           10,000,000               10,000,000

UniCredito Italiano Spa (London)

   1.25%, 7/28/2003                                                                          10,000,000               10,000,000

Wells Fargo Bank N.A.

   1.25%, 6/6/2003                                                                           10,000,000                9,999,890

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $130,000,096)                                                                                               130,000,096

COMMERCIAL PAPER--16.0%
-----------------------------------------------------------------------------------------------------------------------------------

Barclays U.S. Funding Corp.

   1.25%, 5/9/2003                                                                           10,000,000                9,997,233

FCAR Owner Trust

   1.25%, 5/13/2003                                                                          10,000,000                9,995,833

General Electric Capital Corp.

   1.26%, 5/5/2003                                                                           10,000,000                9,998,600

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                            Principal
COMMERCIAL PAPER (CONTINUED)                                                               Amount ($)                  Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

HBOS Treasury Services PLC

   1.25%, 5/23/2003                                                                          10,000,000                9,992,361

Spintab AB

   1.31%, 5/15/2003                                                                          10,000,000                9,994,944

TOTAL COMMERCIAL PAPER

   (cost $49,978,971)                                                                                                 49,978,971

PROMISSORY NOTE--3.2%
-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

  1.70%, 11/24/2003

   (cost $10,000,000)                                                                        10,000,000  (a)          10,000,000

U.S. GOVERNMENT AGENCIES--39.0%
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Banks, Notes

   1.25%, 5/1/2003                                                                           71,213,000               71,213,000

Student Loan Marketing Association, Notes

   1.25%, 5/1/2003                                                                           50,000,000               50,000,000

TOTAL U.S. GOVERNMENT AGENCIES

   (cost $121,213,000)                                                                                               121,213,000

TOTAL INVESTMENTS (cost $311,192,067)                                                            100.0%              311,192,067

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.0%)                (110,431)

NET ASSETS                                                                                       100.0%              311,081,636

(A)  THESE NOTES WERE ACQUIRED FOR INVESTMENT, AND NOT WITH THE INTENT TO
DISTRIBUTE OR SELL. SECURITY RESTRICTED AS TO PUBLIC RESALE. THIS SECURITY WAS
ACQUIRED ON 11/4/2002 AT A COST PAR VALUE. AT APRIL 30, 2003, THE AGGREGATE
VALUE OF THIS SECURITY WAS $10,000,000 OR 3.2% OF NET ASSETS AND IS VALUED AT
AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           311,192,067    311,192,067

Interest receivable                                                     233,260

                                                                    311,425,327


LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            13,901

Cash overdraft due to Custodian                                         329,790

                                                                        343,691

NET ASSETS ($)                                                      311,081,636

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     311,085,683

Accumulated net realized gain (loss) on investments                     (4,047)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      311,081,636

NET ASSET VALUE PER SHARE

--------------------------------------------------------------------------------

INSTITUTIONAL ADVANTAGE SHARES

Net Assets ($)                                                      311,005,803

Shares Outstanding                                                  311,009,850

NET ASSET VALUE PER SHARE ($)                                              1.00

ADMINISTRATIVE ADVANTAGE SHARES

Net Assets ($)                                                           25,316

Shares Outstanding                                                       25,316

NET ASSET VALUE PER SHARE ($)                                              1.00

INVESTOR ADVANTAGE SHARES

Net Assets ($)                                                           25,276

Shares Outstanding                                                       25,276

NET ASSET VALUE PER SHARE ($)                                              1.00

PARTICIPANT ADVANTAGE SHARES

Net Assets ($)                                                           25,241

Shares Outstanding                                                       25,241

NET ASSET VALUE PER SHARE ($)                                              1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

From June 3, 2002 (commencement of operations) to April 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      3,274,533

EXPENSES:

Management fee--Note 2(a)                                              229,555

Administration fee--Note 2(b)                                          114,777

Distribution fees--Note 2(c)                                               165

TOTAL EXPENSES                                                         344,497

Less--reduction in management fee

  due to undertaking--Note 2(a)                                      (229,555)

NET EXPENSES                                                           114,942

INVESTMENT INCOME--NET                                               3,159,591

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                 (4,047)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 3,155,544

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

From June 3, 2002 (commencement of operations) to April 30, 2003


OPERATIONS ($):

Investment income--net                                               3,159,591

Net realized gain (loss) on investments                                (4,047)

NET INCREASE (DECREASE) IN NET ASSETS

  RESULTING FROM OPERATIONS                                          3,155,544

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

  Institutional Advantage Shares                                   (3,158,758)

  Administrative Advantage Shares                                        (316)

  Investor Advantage Shares                                              (276)

  Participant Advantage Shares                                           (241)

TOTAL DIVIDENDS                                                    (3,159,591)

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

  Institutional Advantage Shares                                 3,570,009,794

  Administrative Advantage Shares                                       12,500

  Investor Advantage Shares                                             12,500

  Participant Advantage Shares                                          12,500

Dividends reinvested:

  Institutional Advantage Shares                                           436

  Administrative Advantage Shares                                          316

  Investor Advantage Shares                                                276

  Participant Advantage Shares                                             241

Cost of shares redeemed:

  Institutional Advantage Shares                               (3,259,012,880)

INCREASE (DECREASE) IN NET ASSETS FROM

  BENEFICIAL INTEREST TRANSACTIONS                                 311,035,683

TOTAL INCREASE (DECREASE) IN NET ASSETS                            311,031,636

NET ASSETS ($):

Beginning of Period                                                     50,000

END OF PERIOD                                                      311,081,636

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal period from June 3, 2002 (commencement of operations) to April 30, 2003. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                           Institutional           Administrative                Investor             Participant
                                               Advantage                Advantage               Advantage               Advantage
                                                  Shares                   Shares                  Shares                  Shares
                                            Period Ended             Period Ended            Period Ended            Period Ended
                                          April 30, 2003           April 30, 2003          April 30, 2003          April 30, 2003
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                              1.00                     1.00                    1.00                  1.00

Investment Operations:

Investment income--net                               .013                     .013                    .011                  .010

Distributions:

Dividends from investment

   income--net                                      (.013)                   (.013)                  (.011)                (.010)

Net asset value, end of period                      1.00                     1.00                    1.00                  1.00

TOTAL RETURN (%)                                    1.46(a)                  1.40(a)                 1.21(a)               1.06(a)

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to

   average net assets                                .05(a)                   .12(a)                  .30(a)                 .45(a)

Ratio of net investment income

   to average net assets                            1.38(a)                  1.31(a)                 1.13(a)                 .98(a)

Decrease reflected in
   above expense ratios
   due to undertakings by

   The Dreyfus Corporation                           .10(a)                   .10(a)                  .10(a)                 .10(a)

Net Assets, end of period
   ($x 1,000)                                    311,006                       25                      25                     25

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Plus Fund (the "fund") is a separate, diversified series of Dreyfus Institutional Cash Advantage Funds (the "Company") .. The Company had no operations until June 3, 2002 (commencement of operations) other than matters relating to its organization and registration as a open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), and the Securities Act of 1933 and the sale and issuance of 12,500 shares of Beneficial Interest ("Initial shares") of each of
Institutional   Advantage,  Administrative  Advantage,  Investor  Advantage  and
Participant Advantage shares of the fund to MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation. The Company operates as a series company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At April 30, 2003, 100% of the fund's Institutional Advantage shares were held by other Dreyfus funds. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. The Manager also serves as administrator for the fund.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge. The fund offers the following classes of shares: Institutional Advantage shares, Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares. Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

As of April 30, 2003, MBC Investment Corp., an indirect subsidiary of Mellon Financial Corporation, held all the outstanding shares of
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Administrative Advantage, Investor Advantage and Participant Advantage shares of the fund.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2003, the components of accumulated earnings on a tax basis was substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $4,047 is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2003. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2003 was all ordinary income.

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly.

The Manager has agreed to pay all of the fund's expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members and extraordinary expenses. The Manager had undertaken from June 3, 2002 through April 30, 2003 to waive the management fee. The reduction in management fee, pursuant to the undertaking, amounted to $229,555 during the period ended April 30, 2003.

(B) As compensation for the Manager' s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate .05% of the value of each fund's average daily net assets.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(C) Under the fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (" Servicing" ), at an aggregate annual rate of .07, .25 and .40 of 1% of the value of the average daily net assets of the fund's Administrative Advantage
shares,   Investor   Advantage   shares,   and  Participant  Advantage  shares,
respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund' s Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2003, the fund's Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $16, $58 and $91, respectively, pursuant to the Plan.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Through December 31, 2002, each Board member who was not an "affiliated person" as defined in the Act received an annual fee of $25,000 and an attendance fee of $4,000 for each in-person meeting and $500 for telephone meetings. Effective January 1, 2003, the number of funds in the Fund Group comprising the fund increased, and the annual fee was increased to $60,000 while the attendance fee was increased to $7,500 for each in-person meeting. These fees are allocated among the funds in the Fund Group in proportion to each fund' s relative net assets.

The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company' s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 3--Capital Share Transactions:

The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of the fund' s Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage shares.

                                                             The Fund

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees
Dreyfus Institutional Cash Advantage Plus Fund

We have audited the accompanying statement of assets and liabilities, of Dreyfus Institutional Cash Advantage Plus Fund (one of the series comprising Dreyfus
Institutional Cash Advantage Funds) including the statement of investments, as of April 30, 2003, and the related statements of operations, changes in net assets and financial highlights for the period from June 3, 2002 (commencement of operations) to April 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of April 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Plus Fund at April 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the period from June 3, 2002 (commencement of operations) to April 30, 2003, in conformity with accounting principles generally accepted in the United States.


New York, New York

June 9, 2003



PROXY RESULTS (Unaudited)

Dreyfus Institutional Cash Advantage Funds (the "Company" ) held a special meeting of shareholders on December 18, 2002. The proposal considered at the meeting, and the results, are as follows:

                                                                                                         Shares
                                                                                ---------------------------------------------------

                                                                                          For                 Authority Withheld
                                                                                ----------------------------------------------------

To elect additional Board members:

   David W. Burke                                                                  627,047,979                                 0

   Whitney I. Gerard                                                               627,047,979                                 0

   Arthur A. Hartman                                                               627,047,979                                 0

   George L. Perry                                                                 627,047,979                                 0

Joseph S. DiMartino, Clifford L. Alexander, Jr. and Lucy Wilson Benson continued on as Trustees of the company after the shareholders meeting.

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (59)

Chairman of the Board (2002)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities,

 paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

Clifford L. Alexander, Jr. (69)

Board Member (2002)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-present)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

Lucy Wilson Benson (75)

Board Member (2002)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Benson and Associates, consultants to business and government (1980-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The International Executive Services Corps., Director

* Citizens Network for Foreign Affairs, Vice Chairperson

* Council on Foreign Relations, Member

* Lafayette College Board of Trustees, Vice Chairperson Emeritus

* Atlantic Council of the U.S., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 44


David W. Burke (67)

Board Member (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* John F. Kennedy Library Foundation, Director

* U.S.S. Constitution Museum, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 87

                              --------------

Whitney I. Gerard (68)

Board Member (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Partner of Chadbourne & Parke LLP

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

Arthur A. Hartman (77)

Board Member (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia
  Fund

* Advisory Council Member to Barings Vostok

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* APCO Associates, Inc., Senior Consultant

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

George L. Perry (69)

Board Member (2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Economist and Senior Fellow at Brookings Institution

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* State Farm Mutual Automobile Association, Director

* State Farm Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 42

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE APRIL 2002.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 191 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 191 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

CHARLES CARDONA, EXECUTIVE VICE PRESIDENT SINCE APRIL 2002.

     Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 investment companies (comprised of 16 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, VICE PRESIDENT SINCE APRIL 2002.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE APRIL 2002.

     Associate General Counsel of the Manager, and an officer of 24 investment companies (comprised of 87 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since October 1990.

ROBERT R. MULLERY, ASSISTANT SECRETARY SINCE JANUARY 2003.

     Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 63 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since May 1986.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE APRIL 2002.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

JAMES WINDELS, TREASURER SINCE APRIL 2002.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.


MICHAEL CONDON, ASSISTANT TREASURER SINCE APRIL 2002.

     Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 41 years old and had been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE APRIL 2002.

Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 207 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 202 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

                                                             The Fund

                      For More Information

                        Dreyfus Institutional
                        Cash Advantage Plus Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager and Administrator

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call
1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  142AR0403


ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  June 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  June 26, 2003

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  June 26, 2003


                                EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002